Morgan Stanley India Investment Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments

	Shares	Value (000)
COMMON STOCKS (105.2%)
Automobile Components (2.4%)
Samvardhana Motherson International Ltd.	5,581,025	$6,646

Automobiles (5.6%)
Ather Energy Ltd. (a)	471,164	2,998
Mahindra & Mahindra Ltd.	332,874	12,847
		15,845
Banks (26.5%)
Axis Bank Ltd.	933,490	11,892
Federal Bank Ltd.	1,189,143	2,584
HDFC Bank Ltd.	1,650,144	17,684
ICICI Bank Ltd.	1,991,124	30,176
IDFC First Bank Ltd.	6,835,008	5,370
State Bank of India	669,680	6,574
		74,280
Beverages (1.6%)
United Breweries Ltd.	216,396	4,389

Capital Markets (3.0%)
360 ONE WAM Ltd.	222,122	2,559
Anand Rathi Share & Stock Brokers Ltd. (a)	362,376	1,818
HDFC Asset Management Co. Ltd.	64,174	3,998
		8,375
Chemicals (3.7%)
Pidilite Industries Ltd.	416,170	6,879
Supreme Industries Ltd.	74,592	3,548
		10,427
Construction & Engineering (0.9%)
Larsen & Toubro Ltd.	60,322	2,487

Construction Materials (3.3%)
Grasim Industries Ltd.	225,423	7,002
JSW Cement Ltd. (a)	1,399,317	2,173
		9,175
Consumer Finance (7.9%)
Bajaj Finance Ltd.	859,180	9,667
Cholamandalam Investment & Finance Co. Ltd.	425,095	7,703
Shriram Finance Ltd.	709,340	4,918
		22,288
Consumer Staples Distribution & Retail (1.2%)
Avenue Supermarts Ltd. (a)	68,705	3,463

Electrical Equipment (2.3%)
CG Power & Industrial Solutions Ltd.	472,840	3,947
Hitachi Energy India Ltd.	12,999	2,635
		6,582
Financial Services (1.7%)
Aavas Financiers Ltd. (a)	261,919	4,822

Food Products (1.5%)
Bikaji Foods International Ltd.	491,245	4,115

Health Care Providers & Services (4.0%)
Apollo Hospitals Enterprise Ltd.	108,977	9,100
Dr. Agarwal's Health Care Ltd. (a)	388,728	2,222
		11,322
Hotels, Restaurants & Leisure (11.0%)
Eternal Ltd. (a)	3,525,194	12,942
Le Travenues Technology Ltd. (a)	1,727,990	5,163
MakeMyTrip Ltd. (a)	60,047	5,620
Restaurant Brands Asia Ltd. (a)	3,341,296	2,896
Swiggy Ltd. (a)	862,340	4,105
		30,726
Household Durables (3.6%)
Amber Enterprises India Ltd. (a)	53,933	4,920
Crompton Greaves Consumer Electricals Ltd.	1,549,618	5,085
		10,005
Information Technology Services (6.7%)
Coforge Ltd.	215,315	3,862
Infosys Ltd.	914,090	14,867
		18,729
Insurance (2.1%)
SBI Life Insurance Co. Ltd.	291,264	5,877

Machinery (0.5%)
Happy Forgings Ltd.	150,656	1,557

Oil, Gas & Consumable Fuels (4.4%)
Reliance Industries Ltd.	813,204	12,491

Personal Care Products (1.2%)
Colgate-Palmolive India Ltd.	132,663	3,320

Morgan Stanley India Investment Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Portfolio of Investments (cont'd)

	Shares	Value (000)
Pharmaceuticals (4.3%)
Emcure Pharmaceuticals Ltd.	234,346	$3,381
Mankind Pharma Ltd.	231,538	6,356
Piramal Pharma Ltd.	1,034,669	2,232
		11,969
Real Estate Management & Development (1.4%)
Keystone Realtors Ltd.	589,935	3,917

Semiconductors & Semiconductor Equipment (0.4%)
Vikram Solar Ltd. (a)	283,410	1,008

Transportation Infrastructure (1.1%)
JSW Infrastructure Ltd.	902,974	3,210

Wireless Telecommunication Services (2.9%)
Bharti Hexacom Ltd.	429,796	8,029
TOTAL COMMON STOCKS (Cost $186,173)		295,054

SHORT-TERM INVESTMENT (0.7%)
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class, 4.04% (b) (Cost $1,927)	1,927,109	1,927
TOTAL INVESTMENTS (105.9%) (Cost $188,100) (c)(d)(e)		296,981
LIABILITIES IN EXCESS OF OTHER ASSETS (–5.9%)		(16,665)
NET ASSETS (100.0%)		$280,316

(a)	Non-income producing security.
(b)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Fund"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the nine months ended September 30, 2025, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Fund.
(c)	The approximate fair value and percentage of net assets, $284,434,000 and 101.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to Portfolio of Investments.
(d)	The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). As a result of a change in the Rule 2a-5 (aka the “Valuation Rule”), which impacts transactions under Rule 17a-7, a security is an eligible security for purposes of Rule 17a-7 only when there is a “readily available market quotation” for the security. The Fund's Rule 17a-7 policy was amended effective September 8, 2022, to reflect the new requirements of Rule 2a-5. For the nine months ended September 30, 2025, the Fund did not engage in any cross-trade transactions.
(e)	At September 30, 2025, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $111,634,000 and the aggregate gross unrealized depreciation is approximately $2,753,000, resulting in net unrealized appreciation of approximately $108,881,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	45.5%
Banks	25.0
Hotels, Restaurants & Leisure	10.4
Consumer Finance	7.5
Information Technology Services	6.3
Automobiles	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley India Investment Fund, Inc.

Third Quarter Report – September 30, 2025 (unaudited)

Notes to the Portfolio of Investments

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers/dealers; (3) fixed income securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the “Adviser”) Morgan Stanley Investment Management Company (the “Sub-Adviser”), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or the pricing service/vendor or exchange is unable to provide a price, prices from reputable brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from reputable brokers/dealers; (4) when market quotations are not readily available, as defined by Rule 2a-5 under the Act, including circumstances under which the Adviser or Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures approved by and under the general supervision of the Directors. Each business day, the Fund uses a third-party pricing service approved by the Directors to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE; (5) foreign exchange transactions (“spot contracts”) and foreign exchange forward contracts (“forward contracts”) are valued daily using an independent pricing vendor at the spot and forward rates, respectively, as of the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value (“NAV”) as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Directors have designated the Fund’s Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Morgan Stanley India Investment Fund, Inc.
Third Quarter Report – September 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont'd)

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) ASC 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Morgan Stanley India Investment Fund, Inc.
Third Quarter Report – September 30, 2025 (unaudited)
Notes to the Portfolio of Investments (cont'd)

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2025:

Investment Type	Level 1 Unadjusted Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total (000)
Assets:
Common Stocks
Automobile Components	$—	$6,646	$—	$6,646
Automobiles	—	15,845	—	15,845
Banks	—	74,280	—	74,280
Beverages	—	4,389	—	4,389
Capital Markets	—	8,375	—	8,375
Chemicals	—	10,427	—	10,427
Construction & Engineering	—	2,487	—	2,487
Construction Materials	2,173	7,002	—	9,175
Consumer Finance	—	22,288	—	22,288
Consumer Staples Distribution & Retail	—	3,463	—	3,463
Electrical Equipment	—	6,582	—	6,582
Financial Services	—	4,822	—	4,822
Food Products	—	4,115	—	4,115
Health Care Providers & Services	—	11,322	—	11,322
Hotels, Restaurants & Leisure	5,620	25,106	—	30,726
Household Durables	—	10,005	—	10,005
Information Technology Services	—	18,729	—	18,729
Insurance	—	5,877	—	5,877
Machinery	—	1,557	—	1,557
Oil, Gas & Consumable Fuels	—	12,491	—	12,491
Personal Care Products	—	3,320	—	3,320
Pharmaceuticals	—	11,969	—	11,969
Real Estate Management & Development	—	3,917	—	3,917
Semiconductors & Semiconductor Equipment	1,008	—	—	1,008
Transportation Infrastructure	—	3,210	—	3,210
Wireless Telecommunication Services	—	8,029	—	8,029
Total Common Stocks	8,801	286,253	—	295,054
Short-Term Investment
Investment Company	1,927	—	—	1,927
Total Assets	$10,728	$286,253	$—	$296,981

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.